RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Right of Use Assets Recognized in Consolidated Balance Sheets
16(a)    Amounts recognized in the consolidated balance sheets

	As of December 31,	As of December 31,
	2022	2021
Right of use assets	US$’000	US$’000
Land	2,211	2,533
Buildings	935	690
Motor vehicle and other asset	134	135
Office equipment	152	35
	3,432	3,393

Summary of Lease Expenses Recognized in Consolidated Income Statements

	2022	2021
Depreciation charge of right of use assets	US$’000	US$’000
Land	242	289
Buildings	337	286
Motor vehicle and other asset	65	53
Office equipment	38	33
	682	661

Interest expenses (included in finance cost)	80	70
Expenses relating to short-term leases	11	3
Expenses relating to lease of low-value assets that are not short-term leases	3	3